Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Redeemable Convertible Preferred Stock
Summary of redeemable convertible preferred stock

As of December 31, 2019 and December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	Redeemable	Redeemable
	Convertible	Convertible
	Preferred	Preferred Stock
	Stock	Issued and	Carrying	Liquidation	Issuance
	Authorized	Outstanding	Value	Preference	Price
Series A redeemable convertible preferred stock	18,421,897	18,421,897	$74,079	$74,079	$4.0212
Series B redeemable convertible preferred stock	24,137,647	24,137,647	127,358	136,500	$5.6550
Series C redeemable convertible preferred stock	11,241,286	11,241,283	70,704	75,000	$6.6717
Series D redeemable convertible preferred stock	15,812,735	15,812,735	148,848	150,000	$9.4859
	69,613,565	69,613,562	$420,989	$435,579

Summary of conversion prices for each series of the redeemable convertible preferred stock

Series	Conversion Price
Series A redeemable convertible preferred stock	$4.0212
Series B redeemable convertible preferred stock	$5.6550
Series C redeemable convertible preferred stock	$6.6717
Series D redeemable convertible preferred stock	$9.4859